Expense Example - Semiconductor UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	168	520	897	1,955	268	823	1,405	2,983